Annual Total Returns - BlackRock Advantage Large Cap Value Fund (Institutional, Investor C, Class R and Investor A) [BarChart] - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund - Investor A Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	10.39%
Annual Return 2011	(2.97%)
Annual Return 2012	12.47%
Annual Return 2013	32.73%
Annual Return 2014	11.59%
Annual Return 2015	(2.07%)
Annual Return 2016	13.49%
Annual Return 2017	17.26%
Annual Return 2018	(7.96%)
Annual Return 2019	24.38%